Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Lilium N.V.
Entity Central Index Key	0001855756
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31